Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 21, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following information is presented to disclose the relationship between compensation actually paid (CAP), as calculated under Item 402(v) of Regulation S-K, and the financial performance of the Company. As required by Item 402(v) of Regulation S-K, the table presented below discloses CAP for (i) the Company’s principal executive officer (PEO) and (ii) the Company’s Named Executive Officers other than the PEO (the Non-PEO NEOs), on an average basis, for 2023, 2022, 2021, and 2020.

The methodology for calculating amounts presented in the columns “CAP to PEO (Former)”, “CAP to PEO (Current),” and “Average CAP to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table (SCT) totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table and (ii) that the Company has deemed most important in linking CAP during 2023 to Company performance is also presented below.

Consistent with Item 402(v) of Regulation S-K, the Company has identified gross profit as its “Company-Selected Measure.” The Company believes that this measure represents the most important financial performance measure used to link CAP to Company performance. Gross profit is a key component of the Company’s executive compensation program, as described in the Compensation Discussion and Analysis.

Compensation decisions at the Company are made independently of the Pay versus Performance disclosure requirements and this disclosure is intended to be supplemental to the compensation program objectives and strategy discussed in the Compensation Discussion and Analysis, not in replacement.

Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the following table sets forth information concerning SCT total compensation and CAP for the Company’s PEO and Non-PEO NEOs for 2023, 2022, 2021, and 2020 and the corresponding financial performance of the Company in each year.

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for PEO (Former)(1)	SCT Total for PEO (Current)(1)	CAP(2) to PEO (Former) (1)(3)	CAP(2) to PEO (Current)(1)(3)	Average SCT Total for Non-PEO NEOs(1)	Average CAP(2) to Non-PEO NEOs(1)(4)	Total Shareholder Return	2023 Peer Group Total Shareholder Return(5)	Net Income (in thousands)	Gross Profit (in thousands)(6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	—	$3,753,213	—	$6,878,427	$2,628,399	$3,685,780	$68.68	$94.85	$22,053	$651,454
2022	—	$1,547,116	—	$(5,908,845)	$2,550,688	$236,663	$39.82	$70.27	$78,954	$657,553
2021	$2,511,728	$19,211,250	$2,146,098	$16,797,283	$5,174,391	$3,598,175	$95.62	$133.53	$110,373	$657,358
2020	$2,301,672	—	$1,503,671	—	$4,062,953	$2,984,557	$90.19	$149.36	$77,553	$508,745
(1)
As a result of a PEO transition that occurred in 2021, two PEOs are reported in the above table. In 2020 and 2021 Mr. Steinert was the PEO (listed as “Former PEO”). On January 21, 2021, Mr. Steinert ceased to serve as PEO and Mr. Trevisan was appointed PEO (listed as “Current PEO”). The Company’s Non-PEO NEOs for the applicable years are as follows:
a.
2023: Elisa Palazzo, Langley Steinert, Zachary Hallowell, and Matthew Quinn
b.
2022: Langley Steinert, Scot Fredo, Matthew Quinn, and Andrea Eldridge
c.
2021: Samuel Zales, Andrea Eldridge, Scot Fredo, Dafna Sarnoff, and Sarah Welch
d.
2020: Jason Trevisan, Samuel Zales, Thomas Caputo, and Sarah Welch
(2)
CAP does not mean that our executive officers were actually paid these amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under Item 402(v) of Regulation S-K.
a.
Consistent with SEC rules, we calculated CAP amounts for the Named Executive Officers as follows: (i) Total compensation from the SCT, (ii) deduct the total amounts reported in the Stock Awards and Option Awards columns of the SCT, (iii) add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year, (iv) add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior year) in fair value of any awards granted in any prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year, (v) add, for awards that are granted and vest in the same year, the fair value as of the vesting date, (vi) add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and (vii) deduct, for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year, the amount equal to the fair value at the end of the prior fiscal year.
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2023, 2022, 2021, and 2020:

PEO SCT Total to CAP Adjustments	2023	2022	2021 – PEO (Current)	2021 – PEO (Former)	2020
Total Reported in SCT	$3,753,213	$1,547,116	$19,211,250	$2,511,728	$2,301,672
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,564,246)	$(545,278)	$(18,012,558)	$(2,501,728)	$(2,291,672)

PEO SCT Total to CAP Adjustments	2023	2022	2021 – PEO (Current)	2021 – PEO (Former)	2020
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,315,808	$0	$13,651,861	$1,896,098	$1,715,482
Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards	$1,628,283	$(7,994,953)	$191,487	$116,789	-$187,524
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$1,127,794	$0	$1,891,757	$262,730	$272,397
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$617,575	$1,084,270	$(136,514)	$(139,519)	$(306,684)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0	$0
Total Adjustments	$3,125,214	$(7,455,961)	$(2,413,967)	$(365,630)	$(798,001)
CAP	$6,878,427	$(5,908,845)	$16,797,283	$2,146,098	$1,503,671
(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Non-PEO NEOs in 2023, 2022, 2021, and 2020:

Non-PEO NEOs Average SCT to CAP Adjustments	2023	2022	2021	2020
Total Reported in SCT	$2,628,399	$2,550,688	$5,174,391	$4,062,953
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,324,989)	$(2,181,475)	$(4,225,087)	$(3,437,517)
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,796,285	$537,561	$3,027,728	$2,771,171
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$249,270	$(960,465)	$53,440	$(311,807)
Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$263,883	$231,449	$342,600	$272,391
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$72,932	$58,906	$(57,775)	$(373,634)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$(717,123)	$0
Total Adjustments	$1,057,381	$(2,314,024)	$(1,576,217)	$(1,078,396)
CAP	$3,685,780	$236,663	$3,598,175	$2,984,557
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our Compensation Discussion and Analysis peer group companies, weighted by market capitalization at each fiscal year end. Our Compensation Discussion and Analysis peer group companies for 2020 – 2023 were as follows:
a.
2023 Compensation Discussion and Analysis peer companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
b.
2022 Compensation Discussion and Analysis peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
c.
2021 Compensation Discussion and Analysis peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc
d.
2020 Compensation Discussion and Analysis peer companies: Alarm.com, Inc., Cars.com Inc., Etsy Inc., GrubHub, Inc., HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., TripAdvisor, Inc., TrueCar, Inc., Varonis Systems, Inc., Wayfair Inc, Yelp Inc., Yext, Inc., Zillow Group, Inc.
(6)
Gross Profit is the financial performance measure, which, in the Company’s assessment, represents for 2023 as the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company’s performance.

Company Selected Measure Name			Gross Profit
Named Executive Officers, Footnote
(1)
As a result of a PEO transition that occurred in 2021, two PEOs are reported in the above table. In 2020 and 2021 Mr. Steinert was the PEO (listed as “Former PEO”). On January 21, 2021, Mr. Steinert ceased to serve as PEO and Mr. Trevisan was appointed PEO (listed as “Current PEO”). The Company’s Non-PEO NEOs for the applicable years are as follows:
a.
2023: Elisa Palazzo, Langley Steinert, Zachary Hallowell, and Matthew Quinn
b.
2022: Langley Steinert, Scot Fredo, Matthew Quinn, and Andrea Eldridge
c.
2021: Samuel Zales, Andrea Eldridge, Scot Fredo, Dafna Sarnoff, and Sarah Welch
d.
2020: Jason Trevisan, Samuel Zales, Thomas Caputo, and Sarah Welch

Peer Group Issuers, Footnote
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our Compensation Discussion and Analysis peer group companies, weighted by market capitalization at each fiscal year end. Our Compensation Discussion and Analysis peer group companies for 2020 – 2023 were as follows:
a.
2023 Compensation Discussion and Analysis peer companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
b.
2022 Compensation Discussion and Analysis peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
c.
2021 Compensation Discussion and Analysis peer companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc
d.
2020 Compensation Discussion and Analysis peer companies: Alarm.com, Inc., Cars.com Inc., Etsy Inc., GrubHub, Inc., HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., TripAdvisor, Inc., TrueCar, Inc., Varonis Systems, Inc., Wayfair Inc, Yelp Inc., Yext, Inc., Zillow Group, Inc.

PEO Total Compensation Amount			$ 3,753,213	$ 1,547,116		$ 2,301,672
PEO Actually Paid Compensation Amount			$ 6,878,427	(5,908,845)		1,503,671
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2023, 2022, 2021, and 2020:

PEO SCT Total to CAP Adjustments	2023	2022	2021 – PEO (Current)	2021 – PEO (Former)	2020
Total Reported in SCT	$3,753,213	$1,547,116	$19,211,250	$2,511,728	$2,301,672
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,564,246)	$(545,278)	$(18,012,558)	$(2,501,728)	$(2,291,672)

PEO SCT Total to CAP Adjustments	2023	2022	2021 – PEO (Current)	2021 – PEO (Former)	2020
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,315,808	$0	$13,651,861	$1,896,098	$1,715,482
Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards	$1,628,283	$(7,994,953)	$191,487	$116,789	-$187,524
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$1,127,794	$0	$1,891,757	$262,730	$272,397
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$617,575	$1,084,270	$(136,514)	$(139,519)	$(306,684)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0	$0
Total Adjustments	$3,125,214	$(7,455,961)	$(2,413,967)	$(365,630)	$(798,001)
CAP	$6,878,427	$(5,908,845)	$16,797,283	$2,146,098	$1,503,671

Non-PEO NEO Average Total Compensation Amount			$ 2,628,399	2,550,688	$ 5,174,391	4,062,953
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,685,780	236,663	3,598,175	2,984,557
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Non-PEO NEOs in 2023, 2022, 2021, and 2020:

Non-PEO NEOs Average SCT to CAP Adjustments	2023	2022	2021	2020
Total Reported in SCT	$2,628,399	$2,550,688	$5,174,391	$4,062,953
Less Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,324,989)	$(2,181,475)	$(4,225,087)	$(3,437,517)
Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,796,285	$537,561	$3,027,728	$2,771,171
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$249,270	$(960,465)	$53,440	$(311,807)
Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$263,883	$231,449	$342,600	$272,391
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$72,932	$58,906	$(57,775)	$(373,634)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$(717,123)	$0
Total Adjustments	$1,057,381	$(2,314,024)	$(1,576,217)	$(1,078,396)
CAP	$3,685,780	$236,663	$3,598,175	$2,984,557

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group			[1]Represents values based on an initial fixed $100 investment made on December 31, 2019.
Tabular List, Table

Tabular List

The following table presents an unranked list of the financial and non-financial performance measures, including the Company-Selected Measure, that in the Company’s assessment represent the most important performance measures used by the Company to link CAP to the Named Executive Officers to the Company’s performance for 2023. The role of each of these performance measures on our Named Executive Officers’ compensation is discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement.

Tabular List
Gross Profit
Adjusted EBIT*
Strategic Objectives
Individual Performance Goals

*Adjusted EBIT is a non-GAAP financial measure. We calculate adjusted EBIT as GAAP consolidated net income, adjusted to exclude: depreciation and amortization, impairment of long-lived assets, stock-based compensation expense, transaction-related expenses, other income, net, the provision for income taxes, and net income attributable to redeemable noncontrolling interest.

Total Shareholder Return Amount			$ 68.68	39.82	95.62	90.19
Net Income (Loss)			$ 22,053,000	$ 78,954,000	$ 110,373,000	$ 77,553,000
Company Selected Measure Amount			651,454,000	657,553,000	657,358,000	508,745,000
PEO Name	Mr. Steinert	Mr. Trevisan	Mr. Trevisan	Mr. Trevisan		Mr. Steinert
Measure:: 1
Pay vs Performance Disclosure
Name			Gross Profit
Non-GAAP Measure Description
(6)
Gross Profit is the financial performance measure, which, in the Company’s assessment, represents for 2023 as the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBIT*
Measure:: 3
Pay vs Performance Disclosure
Name			Strategic Objectives
Measure:: 4
Pay vs Performance Disclosure
Name			Individual Performance Goals
Jason Trevisan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,753,213	$ 1,547,116	$ 19,211,250
PEO Actually Paid Compensation Amount			6,878,427	(5,908,845)	16,797,283
Langley Steinert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,511,728	$ 2,301,672
PEO Actually Paid Compensation Amount					2,146,098	1,503,671
2023 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			94.85	70.27	133.53	149.36
PEO | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,564,246)	(545,278)		(2,291,672)
PEO | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,315,808	0		1,715,482
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,628,283	(7,994,953)		(187,524)
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,127,794	0		272,397
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			617,575	1,084,270		(306,684)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0		0
PEO | Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,125,214	(7,455,961)		(798,001)
PEO | Jason Trevisan [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(18,012,558)
PEO | Jason Trevisan [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					13,651,861
PEO | Jason Trevisan [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					191,487
PEO | Jason Trevisan [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,891,757
PEO | Jason Trevisan [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(136,514)
PEO | Jason Trevisan [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jason Trevisan [Member] | Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,413,967)
PEO | Langley Steinert [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,501,728)
PEO | Langley Steinert [Member] | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,896,098
PEO | Langley Steinert [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					116,789
PEO | Langley Steinert [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					262,730
PEO | Langley Steinert [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(139,519)
PEO | Langley Steinert [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Langley Steinert [Member] | Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(365,630)
Non-PEO NEO | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,324,989)	(2,181,475)	(4,225,087)	(3,437,517)
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,796,285	537,561	3,027,728	2,771,171
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			249,270	(960,465)	53,440	(311,807)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			263,883	231,449	342,600	272,391
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			72,932	58,906	(57,775)	(373,634)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(717,123)	0
Non-PEO NEO | Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,057,381	$ (2,314,024)	$ (1,576,217)	$ (1,078,396)